Financial instruments - Fair values of listed and non-listed equity investments (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€) item	Dec. 31, 2022 EUR (€) item
Financial instruments
Amount of gains transferred from OCI to retained earnings	€ 129	€ 66,534
Financial assets	5,895,760	5,851,814
Equity investments.
Financial instruments
Financial assets	€ 153,182	€ 149,993
Non-listed equity investments
Financial instruments
Number of equity investments | item	11	12
Listed equity investments
Financial instruments
Number of equity investments | item	0	0
FVOCI - Assets
Financial instruments
Financial assets	€ 412,184	€ 408,381
FVOCI - Assets | Equity investments.
Financial instruments
Financial assets	71,110	69,792
FVOCI - Assets | Non-listed equity investments
Financial instruments
Financial assets	€ 71,110	€ 69,792